Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share - Ordinary Shares [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 4,840,373	$ (4,931,350)
Denominator:
Basic and diluted weighted average shares outstanding	14,375,000	6,577,869
Basic and diluted net income (loss) per ordinary share	$ 0.34	$ (0.75)
Class B [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 1,210,093	$ (2,694,191)
Denominator:
Basic and diluted weighted average shares outstanding	3,593,750	3,593,750
Basic and diluted net income (loss) per ordinary share	$ 0.34	$ (0.75)